Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 08/10/2011

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: July 31, 2011

Reference is made to the Series 2002-CC Supplement as amended, (the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer , and The Bank of New York Mellon, as Trustee, and the Indenture as amended, (the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of August 12, 2011 and with respect to the performance of the Trust during the related Monthly Period from July 1, 2011 through July 31, 2011. Current Distribution Date is August 15, 2011.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2004-1)	14041NBG5	15-Aug-11	170,715.28	0.3414305600
Class A (2004-4)	14041NBN0	15-Aug-11	175,020.83	0.3500416600
Class A (2004-7)	14041NBU4	15-Aug-11	519,142.35	1.0382847000
Class A (2004-8)	14041NBW0	15-Aug-11	136,270.83	0.2725416600
Class A (2005- 1)	14041NBY6	15-Aug-11	165,656.25	0.2208750000
Class A (2005- 6)	14041NCF6	17-Oct-11	—	0.0000000000
Class A (2005- 7)	14041NCH2	15-Aug-11	1,958,333.33	3.9166666600
Class A (2005- 9)	14041NCK5	15-Aug-11	77,381.60	0.2380972308
Class A (2005-10)	14041NCL3	15-Aug-11	114,743.06	0.2294861200
Class A (2006- 1)	14041NCN9	15-Aug-11	95,368.06	0.1907361200
Class A (2006- 3)	14041NCQ2	15-Aug-11	1,683,333.33	4.2083333250
Class A (2006- 5)	14041NCS8	15-Aug-11	106,131.94	0.2122638800
Class A (2006- 8)	14041NCX7	15-Aug-11	55,929.17	0.1864305667
Class A (2006-10)	14041NDA6	15-Aug-11	2,145,833.33	4.2916666600
Class A (2006-11)	14041NDB4	15-Aug-11	178,572.92	0.2380972267
Class A (2006-12)	14041NDC2	15-Aug-11	106,131.94	0.2122638800
Class A (2006-A)		15-Aug-11	—	0.0000000000
Class A (2006-B)		15-Aug-11	—	0.0000000000
Class A (2006-C)		15-Aug-11	—	0.0000000000
Class A (2006-D)		15-Aug-11	—	0.0000000000
Class A (2006-E)		15-Aug-11	—	0.0000000000
Class A (2007- 1)	14041NDG3	15-Aug-11	127,282.99	0.2036527840
Class A (2007- 2)	14041NDL2	15-Aug-11	160,640.28	0.2294861143
Class A (2007- 4)	14041NDS7	15-Aug-11	139,822.92	0.1864305600
Class A (2007- A)	U13554AD9	15-Aug-11	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	15-Aug-11	117,025.00	0.1950416667
Class A (2007-7)	14041NDX6	15-Aug-11	4,791,666.67	4.7916666700
Class A (2007-8)	14041NDY4	15-Sep-11	—	0.0000000000
Class A (2008-3)	14041N ED9	15-Aug-11	2,525,000.00	4.2083333333

Total Class A			16,416,668.75
Class B (2004-3)	14041NBL4	15-Aug-11	118,381.25	0.7892083333
Class B (2004-7)		17-Oct-11	—	0.0000000000
Class B (2005-1)	14041NBX8	15-Aug-11	714,583.33	4.0833333143
Class B (2005-3)	14041NCG4	17-Oct-11	—	0.0000000000
Class B (2006-1)	14041NCT6	15-Aug-11	70,298.96	0.4017083429
Class B (2007- 1)	14041NDH1	15-Aug-11	137,584.03	0.3930972286
Class B (2009-C)		15-Aug-11	545,729.05	0.9355972209

Total Class B			1,586,576.62

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class C (2003-3)	14041NAV3	15-Aug-11	524,524.31	2.0980972400
Class C (2004-2)	14041NBH3	15-Aug-11	106,476.39	1.0647639000
Class C (2004-3)		15-Sep-11	—	0.0000000000
Class C (2006-2)	14041NCZ2	15-Aug-11	41,893.06	0.4189306000
Class C (2006-3)	14041NDD0	15-Aug-11	54,519.10	0.4361528000
Class C (2007-1)	14041NDJ7	15-Aug-11	172,179.17	0.5739305667
Class C (2007-2)	14041NDK4	15-Aug-11	104,732.64	0.4189305600
Class C (2007-4)	14041NEA5	15-Aug-11	463,084.03	1.3230972286
Class C (2009-A)		15-Aug-11	134,501.13	1.8828194796

Total Class C			1,601,909.83
Total			19,605,155.20

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2004-7)	14041NBU4	15-Aug-11	500,000,000.00	1,000.0000000000
Class A (2006-10)	14041NDA6	15-Aug-11	500,000,000.00	1,000.0000000000
Class C (2006-2)	14041NCZ2	15-Aug-11	100,000,000.00	1,000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

     (as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2004-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-4)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-1)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2005-6)	455,000,000.00	455,000,000.00	455,000,000.00	455,000,000.00
Class A (2005-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-9)	325,000,000.00	325,000,000.00	325,000,000.00	325,000,000.00
Class A (2005-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006-5)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-8)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class A (2006-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2006-12)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-A)	—	—	—	—
Class A (2006-B)	—	—	—	—
Class A (2006-C)	—	—	—	—
Class A (2006-D)	—	—	—	—
Class A (2006-E)	—	—	—	—
Class A (2007-1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007-4)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2007-A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2007-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2008-3)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00

Total Class A	12,955,000,000.00	12,955,000,000.00	12,955,000,000.00	12,955,000,000.00
Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-7)	184,605,000.00	184,605,000.00	184,605,000.00	184,605,000.00
Class B (2005-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class B (2007-1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	583,294,860.00	583,294,860.00	583,294,860.00	583,294,860.00

Total Class B	1,717,899,860.00	1,717,899,860.00	1,717,899,860.00	1,717,899,860.00
Class C (2003-3)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2004-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2004-3)	367,500,000.00	367,500,000.00	367,500,000.00	367,500,000.00
Class C (2006-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2006-3)	125,000,000.00	125,000,000.00	125,000,000.00	125,000,000.00
Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class C (2007-2)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2007-4)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class C (2009-A)	71,436,020.00	71,436,020.00	71,436,020.00	71,436,020.00

Total Class C	1,913,936,020.00	1,913,936,020.00	1,913,936,020.00	1,913,936,020.00
Class D (2002-1)		167,554,896.00	167,554,896.00	167,554,896.00

Total	16,586,835,880.00	16,754,390,776.00	16,754,390,776.00	16,754,390,776.00

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

     (including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2004-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-4)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-7)	500,000,000.00	—	—	—	—	—	500,000,000.00	—
Class A (2004-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-1)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2005-6)	455,000,000.00	—	—	—	—	—	—	455,000,000.00
Class A (2005-7)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-9)	325,000,000.00	—	—	—	—	—	—	325,000,000.00
Class A (2005-10)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-5)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-8)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class A (2006-10)	500,000,000.00	—	—	—	—	—	500,000,000.00	—
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2006-12)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-A)	—	—	—	—	—	—	—	—
Class A (2006-B)	—	—	—	—	—	—	—	—
Class A (2006-C)	—	—	—	—	—	—	—	—
Class A (2006-D)	—	—	—	—	—	—	—	—
Class A (2006-E)	—	—	—	—	—	—	—	—
Class A (2007-1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007-4)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2007-A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2007-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2008-3)	600,000,000.00	—	—	—	—	—	—	600,000,000.00

Total Class A	12,955,000,000.00	—	—	—	—	—	1,000,000,000.00	11,955,000,000.00
Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2004-7)	184,605,000.00	—	—	—	—	—	—	184,605,000.00
Class B (2005-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007-1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	583,294,860.00	—	—	—	—	—	—	583,294,860.00

Total Class B	1,717,899,860.00	—	—	—	—	—	—	1,717,899,860.00
Class C (2003-3)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2004-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class C (2004-3)	367,500,000.00	—	—	—	—	—	—	367,500,000.00
Class C (2006-2)	100,000,000.00	—	—	—	—	—	100,000,000.00	—
Class C (2006-3)	125,000,000.00	—	—	—	—	—	—	125,000,000.00
Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2007-2)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2007-4)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class C (2009-A)	71,436,020.00	—	—	—	—	—	—	71,436,020.00

Total Class C	1,913,936,020.00	—	—	—	—	—	100,000,000.00	1,813,936,020.00
Class D (2002-1)	167,554,896.00	—	—	—	—	—	—	156,443,022.98

Total	16,754,390,776.00	—	—	—	—	—	1,100,000,000.00	15,643,278,902.98

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Account	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
Class A (2004-7)	—	500,000,000.00	—	500,000,000.00	500,000,000.00	—	—
Class A (2006-10)	—	500,000,000.00	—	500,000,000.00	500,000,000.00	—	—
Class C (2006-2)	—	100,000,000.00	—	100,000,000.00	100,000,000.00	—	—

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class A (2004-1)	0.396%	—	170,715.28	—	170,715.28	(170,715.28)	—	0.00
Class A (2004-4)	0.406%	—	175,020.83	—	175,020.83	(175,020.83)	—	0.00
Class A (2004-7)	0.411%	342,291.66	176,850.69	—	176,850.69	(519,142.35)	—	0.00
Class A (2004-8)	0.316%	—	136,270.83	—	136,270.83	(136,270.83)	—	0.00
Class A (2005-1)	0.256%	—	165,656.25	—	165,656.25	(165,656.25)	—	0.00
Class A (2005-6)	0.299%	—	117,247.81	—	117,247.81	—	117,247.81	0.00
Class A (2005-7)	4.700%	—	1,958,333.33	—	1,958,333.33	(1,958,333.33)	—	0.00
Class A (2005-9)	0.276%	—	77,381.60	—	77,381.60	(77,381.60)	—	0.00
Class A (2005-10)	0.266%	—	114,743.06	—	114,743.06	(114,743.06)	—	0.00
Class A (2006-1)	0.221%	—	95,368.06	—	95,368.06	(95,368.06)	—	0.00
Class A (2006-3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006-5)	0.246%	—	106,131.94	—	106,131.94	(106,131.94)	—	0.00
Class A (2006-8)	0.216%	—	55,929.17	—	55,929.17	(55,929.17)	—	0.00
Class A (2006-10)	5.150%	—	2,145,833.33	—	2,145,833.33	(2,145,833.33)	—	0.00
Class A (2006-11)	0.276%	—	178,572.92	—	178,572.92	(178,572.92)	—	0.00
Class A (2006-12)	0.246%	—	106,131.94	—	106,131.94	(106,131.94)	—	0.00
Class A (2006-A)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-B)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-C)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-D)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-E)	—	—	0.00	—	0.00	—	—	0.00
Class A (2007-1)	0.236%	—	127,282.99	—	127,282.99	(127,282.99)	—	0.00
Class A (2007-2)	0.266%	—	160,640.28	—	160,640.28	(160,640.28)	—	0.00
Class A (2007-4)	0.216%	—	139,822.92	—	139,822.92	(139,822.92)	—	0.00
Class A (2007-A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.226%	—	117,025.00	—	117,025.00	(117,025.00)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2007-8)	0.547%	227,916.67	235,513.89	—	235,513.89	—	463,430.56	0.00
Class A (2008-3)	5.050%	—	2,525,000.00	—	2,525,000.00	(2,525,000.00)	—	0.00

Total Class A		570,208.33	16,427,138.79	—	16,427,138.79	(16,416,668.75)	580,678.37	—
Class B (2004-3)	0.917%	—	118,381.25	—	118,381.25	(118,381.25)	—	0.00
Class B (2004-7)	0.844%	—	125,503.45	—	125,503.45	—	125,503.45	0.00
Class B (2005-1)	4.900%	—	714,583.33	—	714,583.33	(714,583.33)	—	0.00
Class B (2005-3)	0.799%	—	68,824.31	—	68,824.31	—	68,824.31	0.00
Class B (2006-1)	0.466%	—	70,298.96	—	70,298.96	(70,298.96)	—	0.00
Class B (2007-1)	0.456%	—	137,584.03	—	137,584.03	(137,584.03)	—	0.00
Class B (2009-C)	—	—	545,729.05	—	545,729.05	(545,729.05)	—	0.00

Total Class B		—	1,780,904.38	—	1,780,904.38	(1,586,576.62)	194,327.76	—

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class C (2003-3)	2.437%	—	524,524.31	—	524,524.31	(524,524.31)	—	0.00
Class C (2004-2)	1.237%	—	106,476.39	—	106,476.39	(106,476.39)	—	0.00
Class C (2004-3)	6.399%	1,959,693.75	1,959,693.75	—	1,959,693.75	—	3,919,387.50	0.03
Class C (2006-2)	0.486%	—	41,893.06	—	41,893.06	(41,893.06)	—	0.00
Class C (2006-3)	0.506%	—	54,519.10	—	54,519.10	(54,519.10)	—	0.00
Class C (2007-1)	0.667%	—	172,179.17	—	172,179.17	(172,179.17)	—	0.00
Class C (2007-2)	0.486%	—	104,732.64	—	104,732.64	(104,732.64)	—	0.00
Class C (2007-4)	1.537%	—	463,084.03	—	463,084.03	(463,084.03)	—	0.00
Class C (2009-A)	—	—	134,501.13	—	134,501.13	(134,501.13)	—	0.00

Total Class C		1,959,693.75	3,561,603.58	—	3,561,603.58	(1,601,909.83)	3,919,387.50	0.03
Total		2,529,902.08	21,769,646.75	—	21,769,646.75	(19,605,155.20)	4,694,393.63	0.03

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawls from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

     (Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawls from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative ClassC Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

     (as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class A (2004-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-4)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-7)
Class A (2004-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005- 1)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2005- 6)	40,203,481.50	40,203,481.50	47,507,778.50	47,507,778.50	5,482,295.00	5,482,295.00
Class A (2005- 7)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005- 9)	28,716,772.50	28,716,772.50	33,934,127.50	33,934,127.50	3,915,925.00	3,915,925.00
Class A (2005-10)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006- 1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006- 3)	35,343,720.00	35,343,720.00	41,765,080.00	41,765,080.00	4,819,600.00	4,819,600.00
Class A (2006- 5)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006- 8)	26,507,790.00	26,507,790.00	31,323,810.00	31,323,810.00	3,614,700.00	3,614,700.00
Class A (2006-10)
Class A (2006-11)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2006-12)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-A)
Class A (2006-B)
Class A (2006-C)
Class A (2006-D)
Class A (2006-E)
Class A (2007- 1)	55,224,562.50	55,224,562.50	65,257,937.50	65,257,937.50	7,530,625.00	7,530,625.00
Class A (2007- 2)	61,851,510.00	61,851,510.00	73,088,890.00	73,088,890.00	8,434,300.00	8,434,300.00
Class A (2007- 4)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2007- A)	17,671,860.00	17,671,860.00	20,882,540.00	20,882,540.00	2,409,800.00	2,409,800.00
Class A (2007-5)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2007-7)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2007-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2008-3)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00

Total Class A	1,056,335,431.50	1,056,335,431.50	1,248,253,828.50	1,248,253,828.50	144,045,795.00	144,045,795.00
Class B (2004-3)			113,387,600.01	113,387,600.01	13,205,397.23	13,205,397.23
Class B (2004-7)			139,546,119.33	139,546,119.33	16,251,882.37	16,251,882.37
Class B (2005-1)			132,285,533.34	132,285,533.34	15,406,296.77	15,406,296.77
Class B (2005-3)			75,591,733.34	75,591,733.34	8,803,598.15	8,803,598.15
Class B (2006-1)			132,285,533.34	132,285,533.34	15,406,296.77	15,406,296.77
Class B (2007- 1)			264,571,066.68	264,571,066.68	30,812,593.53	30,812,593.53
Class B (2009-C)			440,922,695.14	440,922,695.14	51,350,935.52	51,350,935.52

Total Class B			1,298,590,281.18	1,298,590,281.18	151,237,000.34	151,237,000.34

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class C (2003-3)					21,561,265.29	21,561,265.29
Class C (2004-2)					8,624,506.12	8,624,506.12
Class C (2004-3)					31,695,059.97	31,695,059.97
Class C (2006-2)
Class C (2006-3)					10,780,632.64	10,780,632.64
Class C (2007-1)					25,873,518.35	25,873,518.35
Class C (2007-2)					21,561,265.29	21,561,265.29
Class C (2007-4)					30,185,771.41	30,185,771.41
Class C (2009-A)					6,161,003.91	6,161,003.91

Total Class C					156,443,022.98	156,443,022.98

*	All balances for 2006-AA, 2006-AB, 2006-AC, 2006-AD, 2006-AE, 2008-AA and 2008-AB, 2009-AA tranches are as of End of Month.

N. Early Redemption Event

Current Month Excess Spread Amount	$178,652,842.48
Prior Month Excess Spread Amount	$166,163,956.83
Two Months Prior Excess Spread Amount	$171,978,233.95
Three Month Average Excess Spread Amount	$172,265,011.09
Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of August, 2011.

Capital One Bank (USA), National Association as Administrator

By:	/s/ F. Aubrey Thacker
Name:	F. Aubrey Thacker
Title:	Authorized Officer
Date:	08/10/2011